Document and Entity Information	Dec. 06, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001501825
Document Type	8-K
Document Period End Date	Dec. 06, 2023
Entity Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Incorporation State Country Code	DE
Entity File Number	811-23222
Entity Tax Identification Number	86-3860707
Entity Address, Address Line One	690 Lee Road
Entity Address, City or Town	Wayne
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	(610)
Local Phone Number	386-4068
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Hartford Short Duration ETF
Trading Symbol	HSRT
Security Exchange Name	CboeBZX
Entity Emerging Growth Company	false